UBS U.S. SMALL CAP GROWTH FUND
UBS U.S. SMALL CAP GROWTH FUND

The UBS Funds

Prospectus Supplement

The UBS Funds

UBS U.S. Small Cap Growth Fund

Prospectus Supplement

March 27, 2015

Dear Investor,

The purpose of this supplement to the Prospectus of the UBS U.S. Small Cap Growth Fund series (the "Fund") of The UBS Funds (the "Trust") dated October 28, 2014, as supplemented, is to notify you that on March 5, 2015, the Board of Trustees of the Trust approved a new expense limitation agreement for the Fund. The new expense limitation agreement decreases the expense caps by 16 basis points for each class of the Fund and extends the period of the agreement from October 27, 2015 to October 27, 2016.

Therefore, on pages 25-26 of the Prospectus, the Fund's Shareholder fees, Annual fund operating expenses, and Example tables are deleted in their entirety and replaced with the following:

Shareholder fees (fees paid directly from your investment)
Shareholder Fees UBS U.S. SMALL CAP GROWTH FUND	CLASS A		CLASS C	CLASS P
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	5.50%		none	none
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	none	[1]	1.00%	none
Redemption fee (as a % of amount redeemed within 30 days of purchase, if applicable)	1.00%		1.00%	1.00%
[1]	Purchases of $1 million or more that were not subject to a front-end sales charge are subject to a 1% CDSC if sold within one year of the purchase date.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses UBS U.S. SMALL CAP GROWTH FUND		CLASS A	CLASS C	CLASS P
Management fees		0.85%	0.85%	0.85%
Distribution and/or service (12b-1) fees		0.25%	1.00%	none
Other expenses		0.35%	0.39%	0.24%
Acquired fund fees and expenses		0.01%	0.01%	0.01%
Total annual fund operating expenses	[1]	1.46%	2.25%	1.10%
Less management fee waiver/expense reimbursements	[2]	0.21%	0.25%	0.10%
Total annual fund operating expenses after management fee waiver/expense reimbursements	[1][2][3]	1.25%	2.00%	1.00%
[1]	Since the "Acquired fund fees and expenses" are not directly borne by the Fund, they are not reflected in the Fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" and "Total annual fund operating expenses after management fee waiver/expense reimbursements" will differ from those presented in the Financial highlights.
[2]	The "Less management fee waiver/expense reimbursements" and "Total annual fund operating expenses after management fee waiver/expense reimbursements" are restated to reflect a change in the Fund's expense limitation agreement.
[3]	Effective March 27, 2015, the Trust, with respect to the Fund, and UBS Global Asset Management (Americas) Inc., the Fund's investment advisor ("UBS Global AM (Americas)" or the "Advisor"), have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its management fees and/or to reimburse expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, extraordinary expenses, and dividend expense and security loan fees for securities sold short) to the extent necessary so that the Fund's ordinary operating expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, extraordinary expenses, and dividend expense and security loan fees for securities sold short), through the period ending October 27, 2016, do not exceed 1.24% for Class A shares, 1.99% for Class C shares and 0.99% for Class P shares; prior to March 27, 2015, the fees were not to exceed 1.40% for Class A shares, 2.15% for Class C shares and 1.15% for Class P shares. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund. The fee waiver/expense reimbursement agreement may be terminated by the Fund's Board of Trustees at any time and also will terminate automatically upon the expiration or termination of the Fund's advisory contract with the Advisor. Upon termination of the fee waiver/expense reimbursement agreement, however, the UBS Global AM (Americas)'s three year recoupment rights will survive.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs described in the example reflect the expenses of the Fund that would result from the contractual fee waiver and expense reimbursement agreement with the Advisor for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example UBS U.S. SMALL CAP GROWTH FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	670	955	1,273	2,173
CLASS C	303	664	1,168	2,553
CLASS P	102	334	590	1,326

Expense Example No Redemption (USD $)	1 year	3 years	5 years	10 years
UBS U.S. SMALL CAP GROWTH FUND CLASS C	203	664	1,168	2,553

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.